Cover	Feb. 03, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2026
Entity File Number	001-00000
Entity Registrant Name	White Pearl Acquisition Corp.
Entity Central Index Key	0002081536
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	244 Fifth Avenue
Entity Address, Address Line Two	Suite #1835
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	702
Local Phone Number	287 9776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, with no par value, and one right to receive one-fifth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, with no par value, and one right to receive one-fifth of one Class A ordinary share
Trading Symbol	WPACU
Security Exchange Name	NYSE
Class A ordinary shares, with no par value
Title of 12(b) Security	Class A ordinary shares, with no par value
Trading Symbol	WPAC
Security Exchange Name	NYSE
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	WPACR
Security Exchange Name	NYSE